Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum balances attributable to net working interest
June 30, 2013	$ 64,170
June 30, 2014	68,310
June 30, 2015	72,450
June 30, 2016 [Member]
Minimum balances attributable to net working interest
June 30, 2016	76,590
December 31, 2016 [Member]
Minimum balances attributable to net working interest
June 30, 2016	$ 78,660